USAA Tax Exempt Long-Term Fund
USAA Tax Exempt Intermediate-Term Fund
USAA Tax Exempt Short-Term Fund

Supplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as Supplemented
This Supplement updates certain information contained in the above-dated Prospectus for the USAA Tax Exempt Long-Term Fund (the “Fund”).
The Average Annual Total Returns Table with respect to the Fund located on page 7 of the Prospectus is deleted in its entirety and hereby replaced with the following:

Average Annual Total Returns
For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Fund Shares
Return Before Taxes	5.17%	3.94%	5.22%
Return After Taxes on Distributions	5.17%	3.94%	5.22%
Return After Taxes on Distributions and Sale of Fund Shares	4.39%	3.87%	5.02%
Class A
Return Before Taxes	2.61%	3.22%	4.68%
Indexes
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	5.21%	3.91%	4.63%
Lipper General & Insured Municipal Debt Funds Index (reflects no deduction for taxes)	5.00%	4.01%	5.02%
If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Tax Exempt Long-Term Fund
USAA Tax Exempt Intermediate-Term Fund
USAA Tax Exempt Short-Term Fund
Supplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as Supplemented
This Supplement updates certain information contained in the above-dated Prospectus for the USAA Tax Exempt Intermediate-Term Fund (the “Fund”).
The Average Annual Total Returns Table with respect to the Fund located on page 16 of the Prospectus is deleted in its entirety and hereby replaced with the following:

Average Annual Total Returns
For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Fund Shares
Return Before Taxes	4.67%	3.60%	4.39%
Return After Taxes on Distributions	4.67%	3.60%	4.39%
Return After Taxes on Distributions and Sale of Fund Shares	3.90%	3.46%	4.20%
Class A
Return Before Taxes	2.08%	2.88%	3.91%
Indexes
Bloomberg Municipal 1-15 Years Blend Index (reflects no deduction for fees, expenses, or taxes)	4.73%	3.39%	3.84%
Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes)	4.41%	3.22%	3.71%
 If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Tax Exempt Long-Term Fund
USAA Tax Exempt Intermediate-Term Fund
USAA Tax Exempt Short-Term Fund
Supplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as Supplemented
This Supplement updates certain information contained in the above-dated Prospectus for the USAA Tax Exempt Short-Term Fund (the “Fund”).
The Average Annual Total Returns Table with respect to the Fund located on page 26 of the Prospectus is deleted in its entirety and hereby replaced with the following:

Average Annual Total Returns
For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Fund Shares
Return Before Taxes	2.39%	1.67%	1.80%
Return After Taxes on Distributions	2.39%	1.67%	1.80%
Return After Taxes on Distributions and Sale of Fund Shares	2.04%	1.65%	1.79%
Class A
Return Before Taxes	-0.12%	0.97%	1.32%
Indexes
Bloomberg Municipal Short (1-5 Years) Index (reflects no deduction for fees, expenses, or taxes)	2.83%	1.98%	1.87%
Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes)	1.76%	1.41%	1.30%
    If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA California Bond Fund
Supplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as Supplemented
This Supplement updates certain information contained in the above-dated Prospectus for the USAA California Bond Fund.
The Average Annual Total Returns Table located on page 8 of the Prospectus is deleted in its entirety and hereby replaced with the following:

Average Annual Total Returns
For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Fund Shares
Return Before Taxes	4.82%	3.76%	5.68%
Return After Taxes on Distributions	4.82%	3.76%	5.68%
Return After Taxes on Distributions and Sale of Fund Shares	3.87%	3.59%	5.32%
Class A
Return Before Taxes	2.21%	3.04%	5.18%
Indexes
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	5.21%	3.91%	4.63%
Lipper California Municipal Debt Funds Index (reflects no deduction for taxes)	4.22%	3.76%	5.27%
  If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA New York Bond Fund
Supplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as Supplemented
This Supplement updates certain information contained in the above-dated Prospectus for the USAA New York Bond Fund.
The Average Annual Total Returns Table located on page 8 of the Prospectus is deleted in its entirety and hereby replaced with the following:

Average Annual Total Returns
For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Fund Shares
Return Before Taxes	3.68%	3.25%	4.48%
Return After Taxes on Distributions	3.68%	3.25%	4.48%
Return After Taxes on Distributions and Sale of Fund Shares	3.39%	3.26%	4.32%
Class A
Return Before Taxes	1.09%	2.54%	3.98%
Indexes
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	5.21%	3.91%	4.63%
Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes)	3.49%	3.80%	4.44%
  If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Virginia Bond Fund
Supplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as Supplemented
This Supplement updates certain information contained in the above-dated Prospectus for the USAA Virginia Bond Fund.
The Average Annual Total Returns Table located on page 8 of the Prospectus is deleted in its entirety and hereby replaced with the following:

Average Annual Total Returns
For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Fund Shares
Return Before Taxes	4.42%	3.33%	4.51%
Return After Taxes on Distributions	4.42%	3.33%	4.51%
Return After Taxes on Distributions and Sale of Fund Shares	3.62%	3.23%	4.31%
Class A
Return Before Taxes	1.83%	2.63%	4.04%
Indexes
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	5.21%	3.91%	4.63%
Lipper Virginia Municipal Debt Funds Index (reflects no deduction for taxes)	4.68%	3.15%	3.96%
 If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.